Formation Transactions and Initial Public Offering - Additional Information (Detail) - USD ($)			1 Months Ended		12 Months Ended
	Nov. 09, 2017	Jun. 02, 2015	Nov. 30, 2017	Apr. 30, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Securities Financing Transaction [Line Items]
Percentage of contribution to subsidiary					100.00%
Increase in cash the partnership distributed in excess per unit				$ 0.43125
Percentage of partnership interest held by General Partner	1.85%	2.00%
Percentage of ownership interest				49.00%
Revolving credit facility, outstanding					$ 20,000,000
IPO [Member]
Securities Financing Transaction [Line Items]
Common units sold and issued				8,567,500
Common unit, per share amount				$ 21.00
Gross proceeds upon IPO				$ 179,900,000
Common units sold pursuant to the full exercise of the underwriters				1,117,500	1,117,500
Net proceeds upon IPO				$ 160,700,000
Repayment of outstanding debt				118,900,000
One-time entrance tax				$ 3,000,000
General Partner Unit [Member]
Securities Financing Transaction [Line Items]
Number of general partner units issued to the General Partner				349,694	615,117	558,674
Percentage of partnership interest held by General Partner			1.85%	2.00%			2.00%
Common units sold and issued	56,443
General Partner Unit [Member] | IPO [Member]
Securities Financing Transaction [Line Items]
Percentage of partnership interest held by General Partner					2.00%
KNOT Offshore Partners UK LLC [Member]
Securities Financing Transaction [Line Items]
Percentage of contribution to subsidiary				100.00%
KNOT [Member]
Securities Financing Transaction [Line Items]
Number of subordinated units issued				8,567,500
Cash distribution					$ 2,600,000	$ 2,400,000	$ 2,100,000
KNOT [Member] | IPO [Member]
Securities Financing Transaction [Line Items]
Cash distribution				$ 21,950,000
Partnership [Member]
Securities Financing Transaction [Line Items]
Percentage of limited partner interest				49.00%
Incentive Distribution Rights [Member]
Securities Financing Transaction [Line Items]
Percentage of limited partner interest				100.00%